SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (85.66%)
AUTOMOTIVE (3.27%)
Allison Transmission Inc., Co. Gty., 3.75%, 01/30/31, 144A(b)	Ba3/NA	$220	$225,088
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Ba2/BB+	1,000	1,300,000
Ford Motor Co., Sr. Unsec. Notes, 8.50%, 04/21/23	Ba2/BB+	904	1,017,461
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Ba2/BB+	500	677,500
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 3.336%, 03/18/21	Ba2/BB+	433	434,083
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.542%, 08/01/26(b)	Ba2/BB+	1,356	1,447,530
General Motors Co., Sr. Unsec. Notes, 6.80%, 10/01/27(b)	Baa3/BBB	405	520,470
General Motors Financial Co. Inc., Sr. Unsec. Notes, (3M LIBOR +1.10%), 1.332%, 11/06/21(e)	Baa3/BBB	925	928,109
General Motors Financial Co. Inc., Sr. Unsec. Notes, 3.60%, 06/21/30(b)	Baa3/BBB	1,027	1,145,088

			7,695,329

CHEMICALS (3.11%)
Alpek SAB de CV, Co. Gty., 4.50%, 11/20/22, 144A	Baa3/BB+	377	398,210
Axalta Coating Systems LLC, Co. Gty., 4.75%, 06/15/27, 144A(b)	B1/BB-	150	159,563
Braskem Idesa SAPI, Sr. Sec. Notes, 7.45%, 11/15/29, 144A(b)	NA/B	400	375,000
Braskem Netherlands Finance BV, Co. Gty., 4.50%, 01/31/30, 144A	NA/BB+	1,249	1,281,786
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BB+	1,181	1,220,870
Kraton Polymers LLC, Co. Gty., 4.25%, 12/15/25, 144A(b)	B2/BB-	290	295,829
Nutrition & Biosciences, Inc., Co. Gty., 1.832%, 10/15/27, 144A(b)	Baa3/BBB	267	275,187
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB-	2,000	3,097,131
Westlake Chemical Corp., Sr. Unsec. Notes, 3.375%, 06/15/30(b)	Baa2/BBB-	186	204,595

			7,308,171

CONSUMER PRODUCTS (0.41%)
Hanesbrands Inc., Co. Gty., 5.375%, 05/15/25, 144A(b)	Ba3/BB	373	394,641
VF Corp., Sr. Unsec. Notes, 2.80%, 04/23/27(b)	A3/A-	530	579,722

			974,363

DIVERSIFIED FINANCIAL SERVICES (10.86%)
AerCap Ireland Capital DAC, Co. Gty., 6.50%, 07/15/25(b)	Baa3/BBB	560	669,451
AIB Group PLC, Sr. Unsec. Notes, (3M LIBOR +1.874%), 4.263%, 04/10/25, 144A(b),(c)	Baa2/BBB-	582	636,341
Citigroup Inc., Jr. Sub. Notes, (H15T5Y +3.597%), 4.00%, 12/10/25(b),(c),(d)	Ba1/BB+	635	651,669
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR +1.563%), 3.887%, 01/10/28(b),(c)	A3/BBB+	1,100	1,260,686
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	125,128
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa2/BBB	988	1,157,825
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa2/BBB	926	1,306,506
Credit Agricole SA, Sub. Notes, (5Yr Swap +1.644%), 4.00%, 01/10/33, 144A(b),(c)	Baa1/BBB+	1,025	1,146,439
Credit Suisse Group AG, Sr. Unsec. Notes, (SOFRRATE +1.56%), 2.593%, 09/11/25, 144A(b),(c)	Baa1/BBB+	1,242	1,306,924
Danske Bank AS, Sr. Unsec. Notes, (H15T1Y +1.73%), 5.00%, 01/12/23, 144A(b),(c)	Baa3/BBB+	739	769,197
GE Capital International Funding, Co. Gty., 4.418%, 11/15/35	Baa1/BBB+	588	701,805
General Electric Co., Sr. Unsec. Notes, 3.625%, 05/01/30(b)	Baa1/BBB+	599	684,589
General Electric Co., Sr. Unsec. Notes, 6.875%, 01/10/39	Baa1/BBB+	287	422,488
General Electric Co., Sr. Unsec. Notes, 4.125%, 10/09/42	Baa1/BBB+	75	87,919
General Electric Co., Sr. Unsec. Notes, 4.35%, 05/01/50(b)	Baa1/BBB+	730	887,788
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR +1.75%), 1.972%, 10/28/27(b),(e)	A3/BBB+	550	578,101
HSBC Capital Funding LP, Co. Gty., (3M LIBOR +4.98%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa2/BB+	2,180	3,722,350
HSBC Holdings PLC, Sr. Unsec. Notes, 4.95%, 03/31/30	A2/A-	499	625,545

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
DIVERSIFIED FINANCIAL SERVICES (Continued)
JPMorgan Chase & Co., Jr. Sub. Notes, (3M LIBOR +2.58%), 4.625%, 11/01/22(b),(c),(d)	Baa2/BBB-	$1,159	$1,144,343
Morgan Stanley, Jr. Sub. Notes, (3M LIBOR +3.61%), 3.847%, 04/15/21(b),(d),(e)	Baa3/BB+	876	869,693
Morgan Stanley, Sub. Notes, 4.35%, 09/08/26	Baa1/BBB	1,500	1,768,482
PNC Financial Services Group, Inc., Jr. Sub. Notes, (3M LIBOR +3.30%), 5.00%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	827,023
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y +3.003%), 4.80%, 09/01/24(b),(c),(d)	Baa2/BBB-	1,136	1,199,874
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	2,000	2,213,461
Westpac Banking Corp., Sub. Notes, (H15T5Y +1.750%), 2.668%, 11/15/35(b),(c)	Baa1/BBB+	753	775,710

			25,539,337

ENERGY (11.67%)
Aker BP ASA, Sr. Unsec. Notes, 4.00%, 01/15/31, 144A(b)	Ba1/BBB-	1,339	1,450,469
Antero Midstream Partners LP, Co. Gty., 5.75%, 03/01/27, 144A(b)	B3/B-	681	669,083
CVR Energy, Inc., Co. Gty., 5.75%, 02/15/28, 144A(b)	B1/B+	941	891,598
Ecopetrol SA, Sr. Unsec. Notes, 6.875%, 04/29/30(b)	Baa3/BBB-	440	568,040
Enbridge, Inc., Sub. Notes, (3M LIBOR +3.89%), 6.00%, 01/15/77(b),(c)	Ba1/BBB-	750	800,625
Energy Transfer Operating LP, Co. Gty., 3.75%, 05/15/30(b)	Baa3/BBB-	398	429,304
Enterprise Products Operating LLC, Co. Gty., (3M LIBOR +2.57%), 5.375%, 02/15/78(b),(c)	Baa2/BBB-	342	345,588
Exxon Mobil Corp., Sr. Unsec. Notes, 4.227%, 03/19/40(b)	Aa1/AA	1,402	1,745,980
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB+	40	43,475
Global Partners LP, Co. Gty., 7.00%, 08/01/27(b)	B2/B+	1,076	1,151,320
Kinder Morgan, Inc., Co. Gty., 8.05%, 10/15/30	Baa2/BBB	1,000	1,390,487
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(b)	Baa2/BBB	1,755	2,255,400
Leviathan Bond Ltd, Sr. Sec. Notes, 6.125%, 06/30/25, 144A(b)	Ba3/BB-	912	1,000,920
Marathon Petroleum Corp., Sr. Unsec. Notes, 5.85%, 12/15/45(b)	Baa2/BBB	500	617,861
MPLX LP, Sr. Unsec. Notes, 4.25%, 12/01/27(b)	Baa2/BBB	901	1,057,928
MPLX LP, Sr. Unsec. Notes, 5.50%, 02/15/49(b)	Baa2/BBB	694	913,868
MPLX LP, Sr. Unsec. Notes, 4.90%, 04/15/58(b)	Baa2/BBB	561	666,773
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	1,189,741
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,251,935
Parkland Corp., Co. Gty., 5.875%, 07/15/27, 144A(b)	Ba3/BB	981	1,060,687
Petrobras Global Finance BV, Co. Gty., 5.60%, 01/03/31(b)	Ba2/BB-	413	474,661
Petroleos Mexicanos, Co. Gty., 5.95%, 01/28/31(b)	Ba2/BBB	552	550,620
Petroleos Mexicanos, Co. Gty., 6.95%, 01/28/60(b)	Ba2/BBB	195	183,427
Petroleos Mexicanos, Co. Gty., 6.35%, 02/12/48	Ba2/BBB	702	636,363
Saudi Arabian Oil Co., Sr. Unsec. Notes, 2.25%, 11/24/30, 144A(b)	A1/NA	853	868,647
Targa Resources Partners LP, Co. Gty., 5.50%, 03/01/30(b)	Ba3/BB	1,177	1,277,869
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec. Notes, 3.95%, 05/15/50(b)	Baa2/BBB	384	434,335
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,412,141
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39	Baa2/BBB	500	863,325
Williams Cos., Inc., Sr. Unsec. Notes, 7.50%, 01/15/31	Baa3/BBB	911	1,238,416

			27,440,886

FOOD AND BEVERAGE (1.23%)
Albertsons Cos., Inc., Co. Gty., 3.50%, 03/15/29, 144A(b)	B1/BB-	430	435,104
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 4.70%, 02/01/36(b)	Baa1/BBB+	645	819,335
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 4.90%, 02/01/46(b)	Baa1/BBB+	446	579,903
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	Baa1/BBB+	27	46,647
Kraft Heinz Foods Co., Co. Gty., 5.50%, 06/01/50, 144A(b)	Baa3/BB+	650	818,839

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
FOOD AND BEVERAGE (Continued)
Kroger Co., Sr. Unsec. Notes, 5.40%, 01/15/49(b)	Baa1/BBB	$68	$98,568
SEG Holding LLC, Sr. Sec. Notes, 5.625%, 10/15/28, 144A(b)	B2/B+	80	84,400

			2,882,796

GAMING, LODGING & LEISURE (0.36%)
Marriott International, Inc., Sr. Unsec. Notes, 5.75%, 05/01/25(b)	Baa3/BBB-	489	571,984
Wyndham Destinations, Inc., Sr. Sec. Notes, 6.625%, 07/31/26, 144A(b)	Ba3/BB-	250	286,250

			858,234

HEALTHCARE (2.38%)
AbbVie Inc., Sr. Unsec. Notes, 4.05%, 11/21/39(b)	Baa2/BBB+	615	744,288
Bausch Health Cos., Inc., Co. Gty., 5.00%, 02/15/29, 144A(b)	B3/B	24	24,677
Bausch Health Cos., Inc., Co. Gty., 6.25%, 02/15/29, 144A(b)	B3/B	73	79,296
Bausch Health Cos., Inc., Co. Gty., 5.25%, 01/30/30, 144A(b)	B3/B	87	91,350
CommonSpirit Health, Sr. Sec. Notes, 2.782%, 10/01/30(b)	Baa1/BBB+	432	457,374
DaVita, Inc., Co. Gty., 3.75%, 02/15/31, 144A(b)	Ba3/B+	1,134	1,151,418
Royalty Pharma PLC, Co. Gty., 2.20%, 09/02/30, 144A(b)	Baa3/BBB-	930	955,035
Takeda Pharmaceutical Co. Ltd., Sr. Unsec. Notes, 3.175%, 07/09/50(b)	Baa2/BBB+	684	729,331
Takeda Pharmaceutical Co., Ltd, Sr. Unsec. Notes, 5.00%, 11/26/28(b)	Baa2/BBB+	500	621,250
Tenet Healthcare Corp., Sr. Sec. Notes, 4.625%, 06/15/28, 144A(b)	B1/BB-	99	103,703
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty., 7.125%, 01/31/25(b)	Ba2/BB-	577	637,758

			5,595,480

INDUSTRIAL (4.55%)
Altria Group, Inc., Co. Gty., 4.80%, 02/14/29(b)	A3/BBB	527	631,397
Altria Group, Inc., Co. Gty., 5.95%, 02/14/49(b)	A3/BBB	329	460,915
BAT Capital Corp., Co. Gty, 3.984%, 09/25/50(b)	Baa2/BBB+	1,274	1,329,469
BAT International Finance PLC, Co. Gty., 1.668%, 03/25/26(b)	Baa2/BBB+	425	435,038
Boeing Co., Sr. Unsec. Notes, 4.875%, 05/01/25(b)	Baa2/BBB-	1,657	1,888,827
Boeing Co., Sr. Unsec. Notes, 5.805%, 05/01/50(b)	Baa2/BBB-	648	893,038
Carrier Global Corp., Sr. Unsec. Notes, 2.722%, 02/15/30(b)	Baa3/BBB	852	911,140
Cemex SAB de CV, Sr. Sec. Notes, 5.20%, 09/17/30, 144A(b)	NA/BB	907	994,526
Cemex SAB de CV, Sr. Sec. Notes, 7.375%, 06/05/27, 144A(b)	NA/BB	200	227,600
GFL Environmental Inc., Sr. Sec. Notes, 3.50%, 09/01/28, 144A(b)	Ba3/BB-	338	344,126
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/21, 144A	NA/BBB+	200	203,865
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB	500	703,205
SRM Escrow Issuer LLC, Sr. Sec. Notes, 6.00%, 11/01/28, 144A(b)	B1/B+	397	414,927
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	431,518
Raytheon Technologies Corp., Sr. Unsec. Notes, 3.75%, 11/01/46(b)	Baa1/A-	700	830,689

			10,700,280

INSURANCE (10.80%)
Allianz SE, Jr. Sub. Notes, (H15T5Y +2.973%), 3.50%, 4/30/2026, 144A(b),(c),(d)	Baa1/A	800	815,000
Allstate Corp., Jr. Sub. Notes, (3M LIBOR +2.12%), 6.50%, 05/15/57(b),(c)	Baa1/BBB	2,200	2,986,038
American International Group, Inc., Jr. Sub. Notes, (3M LIBOR +4.195%), 8.175%, 05/15/58(b),(c)	Baa2/BBB-	2,500	3,662,772
Brighthouse Financial, Inc., Sr. Unsec. Notes, 5.625%, 05/15/30(b)	Baa3/BBB+	383	472,806
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/BBB+	2,250	2,945,308
Guardian Life Insurance Co. of America, Sub. Notes, 4.85%, 01/24/77, 144A	A1/AA-	148	207,556
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	299,376
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR +7.12%), 10.75%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,467,851

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)		Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
INSURANCE (Continued)
Lincoln National Corp., Sr. Unsec. Notes, 3.80%, 03/01/28(b)	Baa1/A-	$250		$289,214
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.90%, 04/01/77, 144A	A2/AA-	980		1,346,253
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243		268,287
MetLife, Inc., Jr. Sub. Notes, 9.25%, 04/08/38, 144A(b)	Baa2/BBB	1,05	9	1,614,592
MetLife, Inc., Jr. Sub. Notes, 6.40%, 12/15/36(b)	Baa2/BBB	637		823,921
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/39(b)	Baa2/BBB	1,000		1,713,297
Nationwide Mutual Insurance Co., Sub. Notes, 8.25%, 12/01/31, 144A	A3/A-	500		716,414
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215		374,330
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103		159,692
Principal Financial Group, Inc., Co. Gty., (3M LIBOR +3.044%), 3.265%, 05/15/55(b),(c)	Baa2/BBB	1,135		1,089,600
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR +3.92%), 5.625%, 06/15/43(b),(c)	Baa1/BBB+	600		643,455
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR +2.665%), 5.70%, 09/15/48(b),(c)	Baa1/BBB+	1,241		1,432,753
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	1,800		2,081,653

				25,410,168

MEDIA (9.28%)
Cable One Inc., Co. Gty., 4.00%, 11/15/30, 144A(b)	B2/BB-	97		100,759
CCO Holdings LLC, Sr. Unsec. Notes, 4.25%, 02/01/31, 144A(b)	B1/BB	75		79,040
CCO Holdings LLC, Sr. Unsec. Notes, 4.50%, 05/01/32, 144A(b)	B1/BB	1,017		1,085,871
Charter Communications Operating LLC, Sr. Sec. Notes, 5.75%, 04/01/48(b)	Ba1/BBB-	774		1,012,735
Comcast Corp., Co. Gty., 4.70%, 10/15/48(b)	A3/A-	297		414,949
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000		3,070,972
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500		1,936,786
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500		668,495
CSC Holdings LLC, Co. Gty., 4.125%, 12/01/30, 144A(b)	Ba3/BB	448		468,429
CSC Holdings LLC, Co. Gty., 6.50%, 02/01/29, 144A(b)	Ba3/BB	954		1,077,114
CSC Holdings LLC, Sr. Unsec. Notes, 3.375%, 02/15/31, 144A(b)	Ba3/BB	636		624,075
CSC Holdings LLC, Sr. Unsec. Notes, 4.625%, 12/01/30, 144A(b)	B3/B	1,336		1,394,450
Gray Television Inc., Co. Gty., 4.75%, 10/15/30, 144A(b)	B3/B+	21		21,394
Grupo Televisa SAB, Sr. Unsec. Notes, 5.00%, 05/13/45(b)	Baa1/BBB+	557		671,685
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159		222,564
Radiate Holdco LLC, Sr. Sec. Notes, 4.50%, 09/15/26, 144A(b)	B1/B	124		127,875
RELX, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	NR/BBB+	2,000		2,218,685
Scripps Escrow II Inc., Sr. Sec. Notes, 3.875%, 01/15/29, 144A(b)	Ba3/BB-	42		43,649
Time Warner Entertainment Co. LP, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360		2,103,781
ViacomCBS, Inc., Sr. Unsec. Notes, 4.20%, 05/19/32(b)	Baa2/BBB	641		772,499
ViacomCBS, Inc., Sr. Unsec. Notes, 6.875%, 04/30/36	Baa2/BBB	179		258,911
Virgin Media Finance PLC, Sr. Unsec. Notes, 5.00%, 07/15/30, 144A(b)	B2/B	200		207,500
VTR Finance NV, Sr. Unsec. Notes, 6.375%, 07/15/28, 144A(b)	B1/B	443		483,978
Walt Disney Co., Co. Gty., 7.90%, 12/01/95	A2/BBB+	1,400		2,764,524

				21,830,720

MINING (1.00%)
Anglo American Capital PLC, Co. Gty., 2.625%, 09/10/30, 144A(b)	Baa2/BBB	567		592,905
AngloGold Ashanti Holdings PLC, Co. Gty., 3.75%, 10/01/30(b)	Baa3/BB+	339		364,385
IAMGOLD Corp., Co. Gty., 5.75%, 10/15/28, 144A(b)	B2/B+	701		711,515
Industrias Penoles SAB de CV, Sr. Unsec. Notes, 4.75%, 08/06/50, 144A(b)	NA/BBB	289		335,153
Newcrest Finance Pty Ltd., Co. Gty., 3.25%, 05/13/30, 144A(b)	Baa2/BBB	319		352,355

				2,356,313

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
PAPER (1.04%)
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.20%, 01/29/30, 144A(b)	Baa3/BBB-	$579	$654,270
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 5.50%, 04/30/49, 144A(b)	Baa3/BBB-	647	781,253
Inversiones CMPC SA, Co. Gty., 3.85%, 01/13/30, 144A(b)	Baa3/BBB-	580	649,600
Suzano Austria GmbH, Co. Gty., 3.75%, 01/15/31(b)	NA/BBB-	351	372,411

			2,457,534

REAL ESTATE INVESTMENT TRUST (REIT) (1.38%)
Iron Mountain, Inc., Co. Gty., 5.00%, 07/15/28, 144A(b)	Ba3/BB-	59	62,680
Iron Mountain, Inc., Co. Gty., 4.875%, 09/15/29, 144A(b)	Ba3/BB-	398	419,890
Iron Mountain, Inc., Co. Gty., 5.25%, 07/15/30, 144A(b)	Ba3/BB-	578	624,240
Scentre Group Trust 2, Co. Gty., (H15T5Y +4.379%), 4.75%, 9/24/2026, 144A(b),(c)	Baa1/BBB+	2,007	2,092,074
WEA Finance LLC, Co. Gty., 4.625%, 09/20/48, 144A(b)	Baa1/BBB+	36	38,304

			3,237,188

RETAIL & RESTAURANT (1.50%)
Lowe’s Cos Inc., Sr. Unsec. Notes, 3.00%, 10/15/50(b)	Baa1/BBB+	385	411,802
Penske Automotive Group, Inc., Co. Gty. , 3.50%, 09/01/25(b)	Ba3/B+	744	756,090
Starbucks Corp., Sr. Unsec. Notes, 4.45%, 08/15/49(b)	Baa1/BBB+	1,781	2,349,410

			3,517,302

TECHNOLOGY (3.86%)
Broadcom, Inc., Co. Gty., 4.25%, 04/15/26(b)	Baa3/BBB-	1,655	1,895,366
Broadcom, Inc., Co. Gty., 4.75%, 04/15/29(b)	Baa3/BBB-	1,109	1,322,728
Dell International LLC, Sr. Sec. Notes, 5.85%, 07/15/25, 144A(b)	Baa3/BBB-	342	410,679
Dell International LLC, Sr. Sec. Notes, 8.35%, 07/15/46, 144A(b)	Baa3/BBB-	845	1,278,331
Fiserv, Inc., Sr. Unsec. Notes, 3.50%, 07/01/29(b)	Baa2/BBB	1,087	1,241,198
Oracle Corp., Sr. Unsec. Notes, 3.60%, 04/01/40(b)	A3/A	2,331	2,730,037
Seagate HDD Cayman, Co. Gty., 3.125%, 07/15/29, 144A(b)	Ba1/BB+	210	210,023

			9,088,362

TELECOMMUNICATIONS (4.16%)
AT&T, Inc., Sr. Unsec. Notes, 3.30%, 02/01/52(b)	Baa2/BBB	2,321	2,301,228
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(b)	Baa2/BBB	515	624,919
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(b)	Baa2/BBB	425	524,241
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30(f)	Baa1/BBB	2,000	3,164,349
Frontier Communications Corp., Sr. Sec. Notes, 5.00%, 05/01/28, 144A(b)	B3/B+	255	265,838
Qwest Corp., Sr. Unsec. Notes, 6.75%, 12/01/21	Ba2/BBB-	279	291,876
Verizon Communications, Inc., Sr. Unsec. Notes, 4.812%, 03/15/39	Baa1/BBB+	1,898	2,476,166
Windstream Escrow LLC, Sr. Sec. Notes, 7.75%, 08/15/28, 144A(b)	B3/B	146	147,022

			9,795,639

TRANSPORTATION (5.12%)
Air Canada, Pass Through Certs., Series 2020-2, Class A, 5.25%, 04/01/29, 144A	NA/A	278	297,043
American Airlines, Pass Through Certs., Series 2017-1, Class AA, 3.65%, 02/15/29	Baa1/NA	913	920,556
American Airlines, Pass Through Certs., Series 2017-2, Class AA, 3.35%, 10/15/29	Baa1/NA	1,372	1,353,455
American Airlines, Pass Through Certs., Series 2019-1, Class AA, 3.15%, 02/15/32	Baa1/A	786	769,923
Ashtead Capital, Inc., Sec. Notes, 4.00%, 05/01/28, 144A(b)	Baa3/BBB-	555	589,488
Ashtead Capital, Inc., Sec. Notes, 4.25%, 11/01/29, 144A(b)	Baa3/BBB-	200	218,968
BNSF Funding Trust I, Co. Gty., (3M LIBOR +2.35%), 6.613%, 12/15/55(b),(c)	Baa2/A-	250	285,313

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
TRANSPORTATION (Continued)
British Airlines, Pass Through Certs., Series 2020-1, Class A, 4.25%, 11/15/32, 144A	NA/A	$199	$213,143
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 04/02/21	Baa1/BBB-	72	72,026
Delta Air Lines, Inc., Sr. Sec. Notes, 4.50%, 10/20/25, 144A	Baa1/NA	120	128,263
Delta Air Lines, Inc., Sr. Sec. Notes, 4.75%, 10/20/28, 144A	Baa1/NA	209	228,126
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/A-	1,500	2,326,425
FedEx Corp., Pass Through Certs., Series 2020-1, Class AA, Sr. Sec. Notes, 1.875%, 02/20/34	Aa3/AA-	664	683,698
Prime Security Services Borrower LLC, Sr. Sec. Notes, 3.375%, 08/31/27, 144A(b)	Ba3/BB-	559	554,808
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60(b)	Baa1/A-	503	622,632
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 08/15/21	NA/BB	224	226,062
United Airlines, Pass Through Certs., Series 2018-1, Class B, 4.60%, 03/01/26	Baa2/NA	742	734,062
United Airlines, Pass Through Certs., Series 2019-1, Class AA, 4.15%, 08/25/31	A1/NA	408	425,297
United Airlines, Pass Through Certs., Series 2019-2, Class AA, 2.70%, 05/01/32	A1/NA	1,077	1,038,970
United Airlines, Pass Through Certs., Series 2020-1, Class A, 5.875%, 10/15/27	A3/A	318	343,508

			12,031,766

UTILITIES (9.68%)
AES Gener SA., Jr. Sub. Notes, (H15T5Y +4.917%), 6.35%, 10/07/79, 144A(b),(c)	Ba2/BB	878	966,906
AES Panama Generation Holdings SRL, Sr. Sec. Notes, 4.375%, 05/31/30, 144A(b)	Baa3/NA	549	593,963
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26(b)	Baa2/BBB+	1,082	1,219,267
Black Hills Corp., Sr. Unsec. Notes, 3.875%, 10/15/49(b)	Baa2/BBB+	1,175	1,374,473
Cleveland Electric Illuminating Co., Sr. Unsec. Notes, 3.50%, 04/01/28, 144A(b)	Baa2/BB+	800	850,872
CMS Energy Corp., Jr. Sub. Notes, (H15T5Y +2.900%), 3.75%, 12/01/2030(b),(c)	Baa2/BBB-	238	243,165
Consolidated Edison Co. of New York, Inc., Sr. Unsec. Notes, 3.95%, 04/01/50(b)	Baa1/A-	449	547,050
Consorcio Transmantaro SA, Sr. Unsec. Notes, 4.70%, 04/16/34, 144A	Baa3/NA	200	236,252
Edison International, Sr. Unsec. Notes, 3.55%, 11/15/24(b)	Baa3/BBB-	575	619,109
Enel Finance International NV, Co. Gty., 4.625%, 09/14/25, 144A	Baa2/BBB+	1,458	1,697,980
Evergy Metro, Inc., Sr. Sec. Notes, 4.20%, 06/15/47(b)	A2/A+	917	1,179,105
FirstEnergy Corp., Sr. Unsec. Notes, 4.85%, 07/15/47(b),(f)	Ba1/BB	1,570	1,953,857
Hydro-Quebec, 8.25%, 04/15/26	Aa2/AA-	1,550	2,109,570
IPALCO Enterprises, Inc., Sr. Sec. Notes, 4.25%, 05/01/30, 144A(b)	Baa3/BBB-	462	533,349
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	706,620
NiSource, Inc., Jr. Sub. Notes, (H15T5Y +2.843%), 5.65%, 06/15/23(b),(c),(d)	NA/BBB-	696	715,140
Pacific Gas and Electric Co., 2.10%, 08/01/27(b)	Baa3/BBB-	391	397,890
Pacific Gas and Electric Co., 3.50%, 08/01/50(b)	Baa3/BBB-	617	613,243
Piedmont Natural Gas Co. Inc., Sr. Unsec. Notes, 3.50%, 06/01/29(b)	A3/A-	1,120	1,285,694
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,445,176
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46(b)	Baa1/A-	539	634,584
Southern Co. Gas Capital Corp., Co. Gty., 4.40%, 05/30/47(b)	Baa1/A-	1,164	1,461,687
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A(b)	Baa1/BBB	750	828,750

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
UTILITIES (Continued)
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	$490	$552,480

			22,766,182

TOTAL CORPORATE DEBT SECURITIES (Cost of $171,512,806)			201,486,050

ASSET BACKED SECURITIES (5.83%)
Antares Ltd., Series 2017-1A, Class C, (3M LIBOR +3.10%), 3.318%, 07/20/28, 144A(b),(e)	NR/A	1,093	1,059,656
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2017-FL3, Class A, (1M LIBOR +0.99%), 1.149%, 12/15/27, 144A(b),(e)	Aaa/NA	758	755,725
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 08/20/25, 144A(b)	Aaa/NA	205	205,654
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69%, 07/15/60, 144A(b)	NA/AA-	649	661,058
DB Master Finance LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47, 144A(b)	NA/BBB	327	335,442
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 06/25/40, 144A(b)	Aaa/NA	94	96,131
DRB Prime Student Loan Trust, Series 2017-A, Class A2B, 2.85%, 05/27/42, 144A(b)	Aaa/NA	775	786,965
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 03/15/24, 144A(b)	NA/AAA	188	188,317
Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1T, (3M LIBOR +1.55%), 1.771%, 11/15/29, 144A(b),(e)	Aaa/AAA	600	598,200
Golub Capital Partners Ltd., Series 2017-19RA, Class B, (3M LIBOR +2.55%), 2.765%, 07/26/29, 144A(b),(e)	A2/NA	1,935	1,930,145
Golub Capital Partners Ltd., Series 2018-36A, Class C, (3M LIBOR +2.10%), 2.325%, 02/05/31, 144A(b),(e)	NA/A	2,250	2,115,923
IVY Hill Middle Market Credit Fund Ltd., Series 12A, Class B, (3M LIBOR +3.00%), 3.218%, 07/20/29, 144A(b),(e)	A3/NR	866	839,507
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, (1M LIBOR +1.13%), 1.289%, 05/15/28, 144A(b),(e)	Aaa/NA	274	272,321
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, 144A(b)	Aa1/NA	83	83,415
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	77	84,014
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR+0.75%), 0.909%, 10/15/35, 144A(b),(e)	Aaa/AAA	577	576,504
Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/26, 144A(b)	NA/AAA	64	63,846
Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.65%, 02/25/27, 144A(b)	NA/AAA	793	815,771
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.56%, 07/25/40, 144A(b),(e)	NA/AA+	1,099	1,136,992
Sofi Professional Loan Program LLC, Series 2019-A, Class A1FX, 3.18%, 06/15/48, 144A(b)	Aaa/AAA	17	17,064
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.75%, 09/15/43, 144A(b),(g)	NA/NA	1,264	1,090,520

TOTAL ASSET BACKED SECURITIES (Cost of $13,983,040)			13,713,170

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.20%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.628%, 03/25/49, 144A(b),(e)	NA/NA	151	153,988
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, (1M LIBOR +0.90%), 1.059%, 09/15/35, 144A(b),(e)	Aaa/NA	4	4,199
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, (1M LIBOR +1.10%), 1.259%, 07/15/30, 144A(e)	NA/AAA	54	51,978

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.279%, 12/10/49(b),(e)	NR/NA	$367	$352,805
Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, (3M LIBOR +0.77%), 1.026%, 12/22/69, 144A(b),(e)	Aaa/AAA	350	349,952
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.284%, 10/15/30, 144A(b),(e)	NA/BBB-	2,710	1,916,719

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $3,618,816)			2,829,641

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.14%)
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	66	79,534
FHLMC Pool # G00182, 9.00%, 09/01/22(h)	Aaa/AA+	—	2
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	130	150,887
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	81	94,487
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	1	614
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	3	3,538
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	1	1,138

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $267,046)			330,200

MUNICIPAL BONDS (1.20%)
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa2/AA-	145	204,391
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	2,603,295

TOTAL MUNICIPAL BONDS (Cost of $1,677,940)			2,807,686

U.S. TREASURY SECURITIES (2.46%)
United States Treasury Bond, 0.125%, 04/30/22	Aaa/AA+	121	120,828
United States Treasury Bond, 0.25%, 09/30/25	Aaa/AA+	382	380,752
United States Treasury Bond, 0.25%, 10/31/25	Aaa/AA+	242	240,462
United States Treasury Bond, 0.625%, 08/15/30	Aaa/AA+	568	554,093
United States Treasury Bond, 0.875%, 11/15/30	Aaa/AA+	2,247	2,240,026
United States Treasury Bond, 3.125%, 02/15/42	Aaa/AA+	43	55,990
United States Treasury Bond, 1.375%, 08/15/50	Aaa/AA+	2,343	2,194,647

TOTAL U.S. TREASURY SECURITIES (Cost of $5,772,546)			5,786,798

GOVERNMENT BONDS (1.41%)
Egypt Government International Bond, Sr. Unsec. Notes, 7.625%, 05/29/32, 144A	B2/B	526	594,906
Mexico Government International Bond, Sr. Unsec. Notes, 5.00%, 04/27/51(b)	Baa1/BBB	711	885,195
Morocco Government International Bond, Sr. Unsec. Notes, 3.00%, 12/15/32, 144A	NA/BBB-	764	776,430
Panama Government International Bond, Sr. Unsub. Notes, 2.252%, 09/29/32(b)	Baa1/BBB	450	463,500
Ukraine Government International Bond, Sr. Unsec. Notes, 7.253%, 03/15/33, 144A	NA/B	551	600,557

TOTAL GOVERNMENT BOND (Cost of $2,975,057)			3,320,588

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

		Shares	Value (Note 1)

PREFERRED STOCK (0.92%)
CoBank ACB, Series F, 6.250%, (3M LIBOR +4.557%) (b),(c),(d)	NA/BBB+	20,000	$2,155,000

TOTAL PREFERRED STOCK (Cost of $2,085,000)			2,155,000

TOTAL INVESTMENTS (98.82%)
(Cost $201,892,251)			232,429,133

OTHER ASSETS AND LIABILITIES (1.18%)			2,780,512

NET ASSETS (100.00%)			$235,209,645

At December 31, 2020, the Fund had the following open futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	03/21	9	$1,133,789	$1,135,477	$1,688
U.S. Treasury 2-Year Notes	03/21	8	1,766,188	1,767,813	1,625
U.S. Treasury 10-Year Notes	03/21	5	689,297	690,391	1,094
U.S. Treasury Long Bonds	03/21	42	7,344,891	7,273,875	(71,016)
U.S. Treasury Ultra Bonds	03/21	9	1,938,657	1,922,063	(16,594)

					(83,203)

Short Futures Outstanding
U.S. Treasury 10-Year Ultra Bonds	03/21	84	(13,143,954)	(13,134,188)	9,766

					9,766

Net unrealized depreciation on open futures contracts					$(73,437)

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2020 and may have changed subsequently.
(b)	This security is callable.
(c)

Fixed to floating rate security. Fixed rate indicated is rate effective at December 31, 2020. Security will convert at a future date to a floating rate of reference rate and spread in the description above.

(d)	Security is perpetual. Date shown is next call date.
(e)	Variable rate security. Rate indicated is rate effective at December 31, 2020.
(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2020.
(g)	Denotes a step-up bond. The rate indicated is the current coupon as of December 31, 2020.
(h)	Principal amount less than $1,000.
144A

Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2020, these securities amounted to $81,146,796 or 34.50% of net assets.

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

Co. Gty. - Company Guaranty

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

H15T5Y - US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Jr. - Junior

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment trust

Sec. - Secured

SOFRRATE - Secured Overnight Financing Rate

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

The accompanying notes are an integral part of these financial statements.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

December 31, 2020

(unaudited)

A. Security Valuation – In valuing the Insight Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2020, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2	–

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3	–

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

December 31, 2020 (concluded)

(unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2020.

	Total Market Value at 12/31/20	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ASSETS:

CORPORATE DEBT SECURITIES	$201,486,050	$—	$201,486,050	$

ASSET BACKED SECURITIES	13,713,170	—	13,713,170		—

COMMERCIAL MORTGAGE-BACKED SECURITIES	2,829,641	—	2,829,641		—

RESIDENTIAL MORTGAGE-BACKED SECURITIES	330,200	—	330,200		—

MUNICIPAL BONDS	2,807,686	—	2,807,686		—

U.S. TREASURY SECURITIES	5,786,798	—	5,786,798		—

GOVERNMENT BONDS	3,320,588	—	3,320,588		—

PREFERRED STOCK	2,155,000	2,155,000	—		—

FUTURES CONTRACTS	14,173	14,173	—		—

TOTAL ASSETS	$232,443,306	$2,169,173	$230,274,133		$—

LIABILITIES:
FUTURES CONTRACTS	$87,610	$87,610	$—		$—

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2020, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2020, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.